Document And Entity Information	May 26, 2023
Document Information [Line Items]
Entity, Registrant Name	BAB, Inc.
Document, Type	8-K
Document, Period End Date	May 26, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-31555
Entity, Tax Identification Number	36-4389547
Entity, Address, Address Line One	500 Lake Cook Road, Suite 475
Entity, Address, City or Town	Deerfield
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	948-7520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BABB
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001123596